OMB APPROVAL OMB Number: 3235-0570 Expires: August 31, 2011 Estimated average burden hours per response. . . . . . . 18.9

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04933 .

Commonwealth Cash Reserve Fund, Inc.

(Exact name of registrant as specified in charter)

4350 North Fairfax Drive, Suite 580, Arlington, Virginia, 22203

(Address of principal executive offices) (Zip code)

PFM Asset Management LLC
One Keystone Plaza, Suite 300, North Front & Market Streets
Harrisburg, Pennsylvania 17101

(Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 338-3383

Date of fiscal year end:  6/30/08 .

Date of reporting period:  7/1/07 to 6/30/08 .

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

REGISTRANT’S ANNUAL REPORTS TO SHAREHOLDERS FOR THE YEAR ENDED JUNE 30, 2008 ARE ATTACHED BELOW.

CCRF Prime Portfolio
CCRF Federal Portfolio
Annual Report
June 30, 2008

table of contents

1	MESSAGE FROM THE INVESTMENT ADVISER
3	REPORT OF REGISTERED INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
4	FINANCIAL HIGHLIGHTS
5	STATEMENTS OF NET ASSETS
7	STATEMENTS OF OPERATIONS
8	STATEMENTS OF CHANGES IN NET ASSETS
9	NOTES TO FINANCIAL STATEMENTS
15	THE FUND’S BOARD OF DIRECTORS, OFFICERS AND ADVISORY BOARD
17	INFORMATION ABOUT PORTFOLIO EXPENSES
19	OTHER PORTFOLIO INFORMATION

For further information on the Fund, call1-800-338-3383 or visit us at www.ccrf.net.

The Fund filed its complete schedule of portfolio holdings with the SEC for the Fund’s first and third fiscal quarters on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330.

This annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The prospectus can be obtained from the Fund’s Distributor. The prospectus provides more complete information including charges and expenses. Please read it carefully before investing.

You can obtain a free copy of the Fund’s proxy voting guidelines either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov. In addition, you may obtain a free report on the Fund’s proxy voting record during the 12 months ended June 30, 2008 either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov.

MESSAGE FROM THE INVESTMENT ADVISER

The financial markets have been under extraordinary pressure in the last twelve months, as credit seized the headlines and short-term interest rates plunged to their lowest levels since 2004. As the investment adviser to the Commonwealth Cash Reserve Fund, Inc. Prime and Federal Portfolios (the “Portfolios”), we redoubled our efforts to maintain safety of principal and liquidity for Participants. The Portfolios were well-positioned to weather this crisis and to generate market returns.

As of June 30, 2008, the current 7-day yield of the Institutional class of shares of the Prime Portfolio was 2.55%, while the current 7-day yield of the IllinoisPrime class of shares of the Prime Portfolio was 2.50%. The current 7-day yield of the Federal Portfolio was 1.92%. Yields of the Portfolios were competitive with those offered by other short-term investments.

The storm in the financial markets began to materialize in mid-July 2007 with hedge funds managed by Bear Stearns invested in sub-prime mortgages collapsing and losing nearly all of their value. Investors started to question the valuations of mortgage-related debt on the balance sheets of other companies, sparking a flight to quality and liquidity crisis. Initially a handful of companies issuing asset-backed commercial paper were unable to reissue debt at any yield. A few of these issuers eventually defaulted. Central banks across the globe responded by lowering interest rates and pumping billions of liquidity into the markets, however a significant amount of damage was already done.

The economic downturn deepened as the year advanced with banks, mortgage lenders, real estate investment trusts, and hedge funds suffering significant losses. Banks, brokers, and others in the financial services industry have thus far cumulated hundreds of billions of dollars of sub-prime related losses.

Many investors have come to believe that the economy will see a recession and that it could be longer-lived than the brief downturn in 2001. The housing market remains in disarray, with housing starts and new home sales trending lower for more than two years, and at levels not seen in as long as four decades. At the same time mortgage foreclosures have trended up as housing prices have declined.

In recent months, the housing weakness has spread to other sectors. Manufacturing activity declined and job growth stagnated. In July, the economy lost jobs for a seventh straight month, for a total of 463,000 job losses so far this year. The unemployment rate rose above five percent in March and then moved to 5.7% in July. The jobless rate likely would be higher were it not for the fact that the number of people seeking work has declined in recent months.

In the face of the extraordinary market conditions, the Federal Reserve aggressively added liquidity through a number of extraordinary measures, including a reduction in the overnight bank lending rate from 5.25% last August to 2.00% by the end of April. This was the most rapid decline in the overnight rate since 1984. With the systemic risks to the economy, the Federal Reserve actions signal the U.S. central bank’s resolve to repair the damage done in the aftermath of the meltdown in the housing market.

CCRF Prime and Federal Annual Report  |  June 30, 2008  1

Most recently, the Federal Reserve has shifted its focus to the fight against inflation. The Federal Open Market Committee’s statement released in conjunction with its meeting at the end of June stated, “in light of the continued increases in the prices of energy and some other commodities and the elevated state of some indicators of inflation expectations, uncertainty about the inflation outlook remains high.” Americans have felt the effects of increased inflation most notably at the gas pump as prices have reached record highs.

The toll that the liquidity and credit crisis has taken on financial institutions and the new risk of increased inflation will likely continue for some months to come. We will continue to manage the Portfolios with prudence while emphasizing safety and liquidity.

Over the last year, we managed the Portfolios with a bias toward a somewhat longer weighted average maturity to capture higher yields within the maximum maturity limits dictated by a prudent approach. The result is that Portfolio yields remained attractive as short-term rates declined. Recently, we have moved to a more neutral posture in recognition that the next move on short-term interest rates may be a rise, although until the economy strengthens and the fragile financial system shows signs of improvement, the Fed is likely to resist.

PFM is committed to managing the Prime and Federal Portfolios with prudence, emphasizing safety and liquidity while producing a yield that keeps pace with that of other high quality short-term investments.

Respectfully,

PFM Asset Management LLC
August 1, 2008

2  CCRF Prime and Federal Annual Report  |  June 30, 2008

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
Commonwealth Cash Reserve Fund, Inc.

We have audited the accompanying statements of net assets of the CCRF Prime Portfolio and the CCRF Federal Portfolio (the “Portfolios”) (two of the series comprising Commonwealth Cash Reserve Fund, Inc. (the “Fund”)) as of June 30, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the CCRF Prime Portfolio and the CCRF Federal Portfolio of Commonwealth Cash Reserve Fund, Inc. at June 30, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

August 15, 2008

CCRF Prime and Federal Annual Report  |  June 30, 2008  3

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period

CCRF Prime Portfolio - Institutional Class Shares

					April 1, 2004
					through	Year Ended
	Year Ended June 30,				June 30,	March 31,
	2008	2007	2006	2005	2004	2004
Net Asset Value,
Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Income from Operations
Net Investment Income	0.042	0.052	0.041	0.020	0.002	0.010
Total From Operations	0.042	0.052	0.041	0.020	0.002	0.010
Less: Distributions
Net Investment Income	(0.042)	(0.052)	(0.041)	(0.020)	(0.002)	(0.010)
Total Distributions	(0.042)	(0.052)	(0.041)	(0.020)	(0.002)	(0.010)
Net Asset Value,
End of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	4.33%	5.33%	4.16%	2.05%	0.24%	1.03%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$500,518	$187,581	$154,533	$197,189	$369,129	$332,147
Ratio of Expenses to Average
Net Assets	0.15%	0.15%	0.15%	0.15%	0.15%(1)	0.15%
Ratio of Expenses to Average
Net Assets Before Fee Waivers	0.19%	0.21%	0.24%	0.22%	0.22%(1)	0.21%
Ratio of Net Investment Income
to Average Net Assets	3.86%	5.21%	4.01%	1.96%	0.96%(1)	1.02%
Ratio of Net Investment Income to
Average Net Assets Before
Fee Waivers	3.82%	5.15%	3.92%	1.89%	0.89%(1)	0.96%

CCRF Prime Portfolio - IllinoisPrime Class Shares

	Year Ended	March 19, 2007(2)
	June 30,	through
	2008	June 30, 2007
Net Asset Value, Beginning of Period	$1.000	$1.000
Income from Operations
Net Investment Income	0.042	0.016
Total From Operations	0.042	0.016
Less: Distributions
Net Investment Income	(0.042)	(0.016)
Total Distributions	(0.042)	(0.016)
Net Asset Value, End of Period	$1.000	$1.000
Total Return	4.27%	1.56%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$7,593	$1,332
Ratio of Expenses to Average Net Assets	0.20%	0.20%(1)
Ratio of Expenses to Average Net Assets Before Fee Waivers	0.30%	0.31%(1)
Ratio of Net Investment Income to Average Net Assets	3.57%	5.15%(1)
Ratio of Net Investment Income to Average Net Assets Before Fee Waivers	3.47%	5.04%(1)

(1) Annualized
(2) Date of Commencement of Operations
The accompanying notes are an integral part of these financial statements.

4  CCRF Prime and Federal Annual Report  |  June 30, 2008

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period

CCRF Federal Portfolio

					April 1, 2004		May 19, 2003(2)
					through		through
	Year Ended June 30				June 30,		March 31,
	2008	2007	2006	2005	2004		2004
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000		$1.000
Income From Investment Operations
Net Investment Income	0.035	0.051	0.040	0.020	0.002		0.008
Total From Operations	0.035	0.051	0.040	0.020	0.002		0.008
Less: Distributions
Net Investment Income	(0.035)	(0.051)	(0.040)	(0.020)	(0.002)		(0.008)
Total Distributions	(0.035)	(0.051)	(0.040)	(0.020)	(0.002)		(0.008)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000		$1.000
Total Return	3.53%	5.19%	4.08%	2.01%	0.22%		0.83%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$15,228	$11,723	$10,891	$66,229	$59,908		$106,749
Ratio of Expenses to Average Net Assets	0.26%	0.23%	0.16%	0.15%	0.14	%(1)	0.131	%(1)
Ratio of Expenses to Average Net Assets Before Fee Waivers	0.64%	0.65%	0.28%	0.27%	0.31	%(1)	0.25	%(1)
Ratio of Net Investment Income to Average Net Assets	3.27%	5.07%	3.64%	2.01%	0.88	%(1)	0.95	%(1)
Ratio of Net Investment Income to Average Net Assets Before Fee Waivers	2.89%	4.65%	3.52%	1.89%	0.71	%(1)	0.83	%(1)

(1) Annualized
(2) Date of Commencement of Operations

STATEMENT OF NET ASSETS

CCRF Prime Portfolio

June 30, 2008
		Face Amount (000)	Value (000)
CERTIFICATES OF DEPOSIT (26.0%)
BNP Paribas (NY)
2.68%	7/7/08	$5,000	$5,000
2.66%	8/8/08	12,000	12,000
Calyon North America, Inc.
2.66%	9/22/08	15,000	15,000
CitiBank
2.89%	7/25/08	4,000	4,000
2.73%	8/6/08	5,000	5,000
Credit Suisse (NY)
2.82%(1)	11/24/08	12,000	12,000
Rabobank (NY)
2.90%	7/22/08	20,000	20,000
Royal Bank of Scotland (NY)
2.59%	8/22/08	5,000	5,000
Svenska Handelsbanken (NY)
2.76%	8/4/08	20,000	20,000
Toronto Dominion (NY)
2.60%	8/29/08	22,000	22,000

The accompanying notes are an integral part of these financial statements.

CCRF Prime and Federal Annual Report  |  June 30, 2008  5

STATEMENT OF NET ASSETS (CONTINUED)

CCRF Prime Portfolio
June 30, 2008
		Face Amount (000)	Value (000)
UBS AG (NY)
2.70%	9/9/08	$12,000	$12,000
Total Certificates of Deposit			132,000
CORPORATE NOTES (12.2%)
AIG Sun America
4.99%	8/1/08	6,325	6,329
Bank of America
3.04%	8/15/08	4,000	4,001
Credit Suisse First Boston USA, Inc.
2.74%(1)	12/9/08	8,000	7,977
General Electric Capital Corp.
2.89%	7/24/08	4,350	4,365
Goldman Sachs Group Inc.
3.01%(1)	7/29/08	3,300	3,298
2.81%(1)	11/10/08	5,000	4,990
2.89%(1)	12/22/08	11,200	11,180
HSBC Finance Corp.
3.80%	12/15/08	1,895	1,898
Toyota Motor Credit Corp.
2.70%	8/1/08	2,500	2,500
US Bank
2.68%	8/15/08	3,750	3,758
Wachovia Corp.
3.25%	8/15/08	1,000	1,000
Wells Fargo & Company
2.79%	8/15/08	10,885	10,901
Total Corporate Notes			62,197
BANKER’S ACCEPTANCES (1.3%)
Bank of America
2.86%	7/2/08	912	912
2.73%	7/24/08	1,369	1,367
2.81%	8/5/08	1,301	1,297
2.83%	8/20/08	1,798	1,791
2.80%	8/27/08	1,380	1,374
Total Banker’s Acceptances			6,741
COMMERCIAL PAPER (29.1%)
Barclays US Funding LLC
2.80%	7/31/08	2,000	1,995
2.65%	9/29/08	15,000	14,902
2.75%	10/9/08	5,000	4,962
BNP Paribas Finance Inc.
2.75%	9/18/08	7,900	7,853
CBA (Delaware) Finance
2.80%	7/30/08	20,000	19,955
2.77%	9/15/08	5,000	4,971
Citigroup Funding Inc.
2.72%	8/6/08	5,000	4,987
2.68%	8/25/08	8,000	7,967
Danske Corp.
2.68%	7/11/08	20,000	19,985
Deutsche Bank
2.72%	8/1/08	20,000	19,954

The accompanying notes are an integral part of these financial statements.

6  CCRF Prime and Federal Annual Report  |  June 30, 2008

STATEMENT OF NET ASSETS (CONTINUED)

CCRF Prime Portfolio
June 30, 2008
		Face Amount (000)	Value (000
Dexia Delaware LLC
2.82%	9/22/08	$21,625	$21,485
UBS Finance Delaware LLC
2.90%	7/29/08	9,000	8,980
Wells Fargo & Company
2.35%	7/7/08	10,000	9,996
Total Commercial Paper			147,992
U.S. GOVERNMENT & AGENCY OBLIGATIONS (28.5%)
Fannie Mae Mortgage-Backed Discount Notes
2.50%	9/2/08	6,769	6,740
Federal Farm Credit Bank Notes
2.33%(1)	1/23/09	5,000	5,000
Federal Home Loan Bank Discount Notes
2.31%	8/6/08	15,000	14,965
2.29%	8/22/08	10,000	9,967
Federal Home Loan Bank Notes (Callable)
2.90%	2/27/09	5,000	5,000
2.81%	3/5/09	5,000	5,002
Federal Home Loan Bank Notes
2.25%	7/9/08	2,500	2,501
2.40%	8/13/08	2,345	2,352
2.38%(1)	2/17/09	5,000	5,000
2.17%(1)	2/19/09	20,000	20,000
2.20%(1)	3/18/09	20,000	20,000
2.40%(1)	4/24/09	5,000	5,000
2.53%	5/15/09	5,000	5,074
Freddie Mac Discount Note
2.21%	7/28/08	8,000	7,987
2.25%	7/31/08	20,000	19,963
Freddie Mac Notes
2.36%(1)	4/7/09	10,000	10,000
Total U.S. Government & Agency Obligations			144,551
REPURCHASE AGREEMENTS (3.9%)
Deutsche Bank
2.70%	7/1/08	19,950	19,950
(Dated 6/30/08, repurchase price $19,951,496, collateralized by Fannie Mae securities, 5.45%, maturing 12/1/16, market value $3,244,726, and by Freddie Mac securities, 5% to 6.50%, maturing 12/1/22 to 2/1/38, market value $17,105,801)

Total Repurchase Agreements			19,950
TOTAL INVESTMENTS (101.0%)			513,431
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS (-1.0%)			(5,320)
NET ASSETS (100.0%)			$508,111
NET ASSETS CONSIST OF:
Institutional Class Shares (applicable to 500,517,648 outstanding shares of beneficial interest; 1,000,000,000 shares authorized; no par value; equivalent to $1.00 per share)			$500,518
IllinoisPrime Class Shares (applicable to 7,593,499 outstanding shares of beneficial interest; 1,000,000,000 shares authorized; no par value; equivalent to $1.00 per share)			$7,593
(1) Floating Rate Note, rate shown is that which was in effect at June 30, 2008.
The accompanying notes are an integral part of these financial statements.

CCRF Prime and Federal Annual Report  |  June 30, 2008  7

STATEMENT OF NET ASSETS

CCRF Federal Portfolio
June 30, 2008
		Face Amount (000)	Value (000
U.S. GOVERNMENT & AGENCY OBLIGATIONS (99.2%)
Fannie Mae Discount Notes
2.08%	7/1/08	$2,300	$2,300
2.20%	7/14/08	1,415	1,414
Federal Farm Credit Bank Discount Notes
2.25%	7/22/08	1,000	1,000
Federal Home Loan Bank Discount Notes
2.06%	7/1/08	533	533
2.19%	7/11/08	3,565	3,563
2.20%	7/18/08	1,455	1,454
Federal Home Loan Bank Notes
2.35%	8/8/08	1,165	1,168
Freddie Mac Discount Notes
2.20%	7/11/08	2,425	2,424
2.20%	7/21/08	1,246	1,244
Total U.S. Government & Agency Obligations			15,100
TOTAL INVESTMENTS (99.2%)			15,100
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES (0.8%)			128
NET ASSETS (100.0%)
(Applicable to 15,228,391 outstanding shares of beneficial interest;1,500,000,000 shares authorized; no par value; equivalent to $1.00 per share)			$15,228

STATEMENTS OF OPERATIONS

Year Ended June 30, 2008
(000)

	CCRF Prime Portfolio	CCRF Federal Portfolio
INVESTMENT INCOME
Interest Income	$12,292	$364
EXPENSES
Investment Advisory Fees	343	12
Administrative Fees	153	5
Transfer Agent Fees
IllinoisPrime Class Shares	2	-
Banking Fees	25	6
Legal Fees	21	1
Audit Fees	15	15
Directors Fees and Expenses	12	12
Registration Fees	16	3
IllinoisPrime Class Shares	2	-
Insurance, Rating Fees and Other	12	12
Total Expenses	601	66
Less Expenses Waived and Subsidized
by Investment Adviser/Administrator	(137)	(39)
by Transfer Agent for IllinoisPrime Class Shares	(2)	-
Net Expenses	462	27
Net Investment Income	11,830	337
Net Realized Gain on Sale of Investments	33	-
Net Increase in Net Assets Resulting from Operations	$11,863	$337

The accompanying notes are an integral part of these financial statements.

8  CCRF Prime and Federal Annual Report  |  June 30, 2008

STATEMENTS OF CHANGES IN NET ASSETS

CCRF Prime Portfolio
(000)

	Year Ended June 30, 2008	Year Ended June 30, 2007
INCREASE IN NET ASSETS
Operations
Net Investment Income	$11,830	$9,804
Net Realized Gain/(Loss) on Sale of Investments	33	(3)
Net Increase in Net Assets	11,863	9,801
Distributions
Net Investment Income, Net of Realized
Loss on Sale of Investments	(11,830)	(9,801)
Net Realized Gain on Sale of Investments	(33)	-
Total Distributions	(11,863)	(9,801)
Capital Share Transactions (at $1.00 per share)
Issued
Institutional Class Shares	1,140,021	424,401
IllinoisPrime Class Shares	40,951	4,897
Redeemed
Institutional Class Shares	(838,818)	(401,152)
IllinoisPrime Class Shares	(34,819)	(3,567)
Distributions Reinvested
Institutional Class Shares	11,734	9,799
IllinoisPrime Class Shares	129	2
Net Increase from Capital Share Transactions	319,198	34,380
Net Assets
Beginning of Year	188,913	154,533
End of Year	$508,111	$188,913

CCRF Federal Portfolio
(000)

	Year Ended June 30, 2008	Year Ended June 30, 2007
INCREASE IN NET ASSETS
Operations
Net Investment Income	$337	$443
Net Increase in Net Assets	337	443
Distributions
Net Investment Income	(337)	(443)
Total Distributions	(337)	(443)
Capital Share Transactions (at $1.00 per share)
Issued	24,462	25,059
Redeemed	(21,294)	(24,670)
Distributions Reinvested	337	443
Net Increase from Capital Share Transactions	3,505	832
Net Assets
Beginning of Year	11,723	10,891
End of Year	$15,228	$11,723

The accompanying notes are an integral part of these financial statements.

CCRF Prime and Federal Annual Report  |  June 30, 2008  9

NOTES TO FINANCIAL STATEMENTS

A.	ORGANIZATION

Commonwealth Cash Reserve Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end, management investment company and was organized as a Virginia corporation on December 8, 1986. The Fund offers three separate investment portfolios: Commonwealth Cash Reserve Fund (“Prime Portfolio”), CCRF Federal Portfolio (“Federal Portfolio”) and SNAP® Fund (“SNAP Fund”). The Prime Portfolio and the Federal Portfolio (each a “Portfolio” and collectively, the “Portfolios”) are money market mutual funds designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations. The Prime Portfolio invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities and by companies primarily operating in the banking industry; the issuers’ abilities to meet their obligations may be affected by economic developments in such industry. The Federal Portfolio invests only in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities. The Federal Portfolio commenced operations on May 19, 2003. SNAP Fund is a money market fund designed and managed to suit the special cash management needs of institutions such as municipalities, other governmental entities, and political subdivisions in Virginia. SNAP Fund invests in short-term, high-quality debt instruments issued by the U.S. government or its agencies or instrumentalities, by U.S. municipalities and by financial institutions and other U.S. companies.

This annual report represents the annual report of only the Prime Portfolio and the Federal Portfolio. SNAP Fund’s annual report is presented separately and can be obtained upon request by contacting the Fund.

B.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies of the Portfolios are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The significant accounting policies are as follows:

1.
Securities held are stated at amortized cost, which approximates fair value at June 30, 2008. It is each Portfolio’s policy to compare amortized cost and fair value of securities weekly and as of the last business day of each month.

2.
Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Interest income is recorded using the accrual method. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities.

3.
Dividends from net investment income and net realized gains on investments are declared daily and reinvested in each participant’s account by the purchase of additional shares of the respective Portfolio on the last day of each month. Income, common expenses and realized gains and losses of the Prime Portfolio are allocated to the Prime Portfolios’ Institutional and IllinoisPrime classes based on the relative net assets of each class when earned or incurred. Expenses specific to a class of shares of the Prime Portfolio, such as transfer agent fees, are allocated to the class of share to which they relate.

10  CCRF Prime and Federal Annual Report  |  June 30, 2008

4.
Each Portfolio invests cash in repurchase agreements secured by U.S. Government and Agency obligations. Securities pledged as collateral for repurchase agreements are held by the Portfolio’s custodian bank until maturity of the repurchase agreement. Provisions of each agreement require that the market value of the collateral including accrued interest thereon, is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

5.
Each Portfolio intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements. At June 30, 2008, the cost of securities for federal income tax purposes is the same as the amounts reported for financial reporting purposes. All distributions paid by the Portfolios are considered ordinary income for federal income tax purposes.

6.
Effective July 1, 2007, the Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period. Each Portfolio files tax returns with the U.S. Internal Revenue Service and the Virginia Department of Taxation. Generally, the tax authorities can examine all tax returns filed for the last three years.

7.
In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurements” (“Statement 157”). Statement 157 establishes a framework for measuring fair value in GAAP, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. The Fund’s management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

CCRF Prime and Federal Annual Report  |  June 30, 2008  11

C.	FEES AND CHARGES

PFM Asset Management LLC (“PFM”) is an investment adviser registered under the Investment Advisers Act of 1940. The Fund has entered into agreements with PFM to provide investment advisory, administration, and transfer agent services to the Portfolios, pursuant to separate agreements with the Fund. Fees for investment advisory services provided to the Portfolios are calculated at an annual rate of .12% of the average daily net assets of each Portfolio up to $200 million, .10% on the next $200 million, .09% on the next $200 million and .08% on such assets in excess of $600 million. Fees for administration services are calculated at an annual rate of .05% of the average daily net assets each Portfolio. Fees for transfer agent services for the IllinoisPrime Class of shares of the Prime Portfolio are calculated at an annual rate of .05% of the class’s average daily net assets. Fees for transfer agent services for the Institutional Class of shares of the Prime Portfolio and for the Federal Portfolio are limited to out-of-pocket expenses attributable to the performance of duties under the transfer agency agreements.

There were no transfer agent fees charged to the Institutional Class of the Prime Porfolio or to the Federal Portfolio by PFM during the year ended June 30, 2008. Transfer agent fees charged to the IllinoisPrime Class of the Prime Portfolio were $1,804 for the year ended June 30, 2008. PFM voluntarily waived $138,652 of fees under the Prime Portfolio advisory, administration and transfer agent agreements so that the aggregate operating expenses of the Institutional Class and IllinoisPrime Class of the Prime Portfolio would not exceed .15% and .20%, respectively, of each class’s average net assets for the year ended June 30, 2008. PFM also voluntarily waived $17,510 of fees under the Federal Portfolio advisory and administration agreements, and subsidized an additional $21,366 of expenses of the Federal Portfolio. Fees paid to PFM after such waivers and subsidies represented 0% of the Federal Portfolio’s average net assets for the year ended June 30, 2008.

The Fund has adopted an Amended and Restated Distribution Plan (the “Distribution Plan”) pursuant to Rule 12b-1 of the 1940 Act, which permits the Portfolios to bear certain expenses in connection with the distribution of their shares, provided the requirements of the Rule are met. PFM Fund Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of PFM, serves as the Portfolios’ distributor pursuant to a distribution agreement with the Fund. The Distribution Plan authorizes each of the Portfolios to reimburse the Distributor for expenses incurred by the Distributor in connection with the sale, promotion and distribution of shares of the Portfolio, in an amount not to exceed .25% of the Portfolio’s average daily net asset value in any year. Any payments made under the Plan shall be made only as determined from time to time by the Board of Directors. For the year ended June 30, 2008, there were no expenses paid by the Prime Portfolio or the Federal Portfolio pursuant to the Distribution Plan.

The Fund has entered into agreements with several of its service providers which provide for indemnification against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Fund has had no claims or payments pursuant to these or prior agreements, and the Fund’s management believes the likelihood of a claim being made is remote.

12  CCRF Prime and Federal Annual Report  |  June 30, 2008

D.	REORGANIZATION

On July 3, 2008, the Board of Directors held a special meeting at which it approved a Plan of Entity Conversion (“Conversion Plan”) under which the Fund would convert from a Virginia corporation to a Virginia business trust. In conjunction with this conversion, the Fund would be renamed PFM Funds, the SNAP Fund would be renamed Prime Series and the Federal Portfolio would be renamed Government Series. At the special meeting the Board also approved: (1) a Plan of Reorganization (the “CCRF Plan”) which would reorganize the Prime Portfolio into the Prime Series; and (2) a Plan of Reorganization (“Cadre Plan”) which would reorganize Cadre Liquid Asset Fund - Money Market Series and Cadre Reserve Fund - Money Market Series, each a series of the Cadre Institutional Investors Trust (“Cadre”), into the Prime Series, and the Cadre Reserve Fund - U.S. Government Series, also a series of Cadre, into the Government Series. Cadre Liquid Asset Fund - Money Market Series, Cadre Reserve Fund - Money Market Series and Cadre Reserve Fund - U.S. Governement Series are each referred to as a “Cadre Fund” and, collectively, as the “Cadre Funds.” The Conversion Plan is subject to approval by shareholders of the Fund. The CCRF Plan is subject to the approval of Prime Portfolio shareholders. The Cadre Plan is subject to the approval of shareholders of each Cadre Fund. If shareholders of the Prime Portfolio and each Cadre Fund approve the CCRF Plan and Cadre Plan, respectively, and the reorganizations are consummated, each shareholder of the Prime Portfolio and each Cadre Fund will receive shares of the Prime Series having a total net asset value equal to the total net asset value of the shareholder’s investment in the Prime Portfolio or the Cadre Fund, as applicable. Shares of the SNAP Fund held by SNAP Fund shareholders prior to the reorganizations will be the SNAP Fund Class of the Prime Series if these reorganizations are consummated. If approved by shareholders of the Prime Portfolio and the Cadre Funds, the reorganizations will be effected on a date agreed to by the parties to the CCRF Plan and Cadre Plan, respectively, which is expected to be September 29, 2008.

E.	GOVERNMENTAL ACCOUNTING STANDARDS (unaudited)

Under Governmental Accounting Standards (“GAS”), state and local governments and other municipal entities are required to disclose credit risk, concentration of credit risk, and interest rate risk for investment portfolios. Although the Portfolios are not subject to GAS, the following risk disclosures of each Portfolio’s investment portfolio as of June 30, 2008 are provided for the information of the Portfolios’ shareholders.

Credit Risk

The Portfolios’ investment policies are outlined in the Portfolios’ Prospectus and are further described in the Portfolios’ Statement of Additional Information. The Portfolios may only purchase securities which are permitted under Virginia law for counties, cities, towns, political subdivisions and public bodies of the Commonwealth of Virginia. The Portfolios may not buy any voting securities, any instrument or security from any issuer which, by its nature, would constitute characteristics of equity ownership and equity risks, any commodities or commodity contracts, any mineral related programs or leases, any warrants, or any real estate or any non-liquid interests in real estate trusts. The Federal Portfolio’s investment policy further prohibits the Federal Portfolio from investing in commercial paper, corporate notes and bonds, obligations of banks and municipal notes and bonds.

CCRF Prime and Federal Annual Report  |  June 30, 2008  13

As of June 30, 2008, the Portfolios were comprised of investments which were, in aggregate, rated by Standard and Poor’s as follows:

	AAA	A-1+	A-1	AA+	AA	AA-
Prime Portfolio	21.7%	63.2%	4.3%	4.1%	.8%	5.9%
Federal Portfolio	14.4%	85.6%	-	-	-	-

The above ratings of investments held by the Prime Portfolio include the ratings of collateral underlying repurchase agreements in effect at June 30, 2008.

Concentration of Credit Risk

The Portfolios may not purchase any securities if 25% or more of the relevant Portfolio’s total assets (valued at market) would then be invested in the securities of issuers in the same industry (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities and obligations of domestic banks). The Portfolios may not buy the obligations of any issuer, other than the United States Government, its agencies and instrumentalities, if more than 5% of the relevant Portfolio’s total assets (valued at market value) would then be invested in obligations of that issuer, except that such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the United States Government, its agencies and instrumentalities.

Although a Portfolio may not lend money or assets, it can buy debt obligations or use deposit instruments in which it is permitted to invest (see “Investment Objective and Policies” in the Prospectus). It can also enter into repurchase agreements. However, as a matter of operating (but not fundamental) policy, a Portfolio will not enter into repurchase agreements maturing or subject to put in more than seven days if thereafter more than 10% of the value of its total assets would then consist of such repurchase agreements. The Portfolios may not sell securities short (i.e. sell securities that they do not own) and may not buy securities on margin. The Portfolios may not purchase securities of any other investment company if such purchase would cause a Portfolio to own more than 3% of the outstanding shares of the investment company. A Portfolio may not make certain illiquid investments if thereafter more than 10% of the value of its net assets would be so invested. The investments included in this 10% limit are (i) those which are restricted, i.e., those which cannot be freely sold for legal reasons; (ii) fixed time deposits subject to withdrawal penalties having a maturity of more than seven days; (iii) repurchase agreements maturing or subject to put in more than seven days; and (iv) investments which are not readily marketable. The Prime Portfolio’s investment policy establishes certain additional restrictions on investments and limitations on portfolio composition.

14  CCRF Prime and Federal Annual Report  |  June 30, 2008

The Prime Portfolio’s investment policy provides that no more than 35% of the Portfolio’s assets may be invested in commercial paper, and that no more than 5% of its assets may be invested in commercial paper of any single issuer (at the time of purchase). The Portfolios’ investments at June 30, 2008 included the following issuers which individually represented greater than 5% of the total assets of the Portfolios:

Issuer	Prime Portfolio	Federal Portfolio
Deutsche Bank	7.8%	-
Fannie Mae	<5.0%	24.6%
Federal Farm Credit Bank	<5.0%	6.6%
Federal Home Loan Bank	18.5%	44.5%
Freddie Mac	7.4%	24.3%

Interest Rate Risk

The Portfolios’ investment policies seek to limit exposure to market value fluctuations due to changes in interest rates by: (1) requiring that each Portfolio maintain a dollar-weighted average maturity of not greater than ninety days; (2) requiring that any investment securities purchased by the Portfolios have remaining maturities of 397 days or less; and (3) for the Prime Portfolio, limiting the remaining maturity of any commercial paper purchased by the Portfolio to 270 days or less.

The dollar-weighted average maturity of the Prime and Federal Portfolios’ entire portfolios at June 30, 2008 were 46 days and 14 days, respectively. The value and weighted average maturity of the types of investments in which the Prime Portfolio was invested at June 30, 2008 are as follows:

	Prime Portfolio		Federal Portfolio
Type of Investments	Value	Weighted Average Maturity	Value	Weighted Average Maturity
Certificates of Deposit	$132,000,094	48 Days	-
Corporate Notes	62,196,969	46 Days	-
Bankers Acceptance	6,741,260	37 Days	-
Commercial Paper	147,991,883	48 Days	-
U.S. Government Agency Notes	84,929,112	54 Days	$2,168,708	31 Days
U.S. Government Agency Discount Notes	59,621,818	40 Days	12,931,191	11 Days
Repurchase Agreements	19,950,000	1 Day	-
Total	$513,431,136		$15,099,899

The weighted-average maturities shown in the preceding chart are calculated based on the stated maturity dates with the following exceptions: (1) floating or variable rate securities are assumed to have an effective maturity of the date upon which the security’s interest rate next resets; and (2) the effective maturity of a callable security is assumed to be its stated maturity unless the security had been called as of the reporting date, in which case the effective maturity would be assumed to be its called date.

CCRF Prime and Federal Annual Report  |  June 30, 2008  15

THE FUND’S BOARD OF DIRECTORS, OFFICERS AND ADVISORY BOARD
(UNAUDITED)

Each member of the Board of Directors of the Fund was elected by the Fund’s shareholders. Under the Fund’s amended and restated bylaws, each of the Fund’s Directors will hold office until his successor is elected and qualified or until earlier resignation or removal. Vacancies of the Board of Directors may be filled by the remaining Board members subject to restrictions described in the Fund’s Prospectus and Statement of Additional Information.

The only fees the Fund pays to Directors who are “interested persons” or to any of the Fund’s officers are to Mr. Laine, the Fund’s President, who is the president and sole shareholder of the former Distributor of the Prime Portfolio and Federal Portfolio. Directors who are not “interested persons” of the Fund receive from the Fund an annual retainer of $5,000 plus $500 per meeting attended, and the Board chairman and committee chairman receive an additional annual retainer of $1,000. For the year ended June 30, 2008, such fees totaled $31,000. The Independent Directors are responsible for the nomination of any individual to serve as an Independent Director. Advisory Board Members receive no compensation from the Fund.

The following table sets forth information about the Fund’s Officers, Directors and Advisory Board Members.

Name, Position Held with Fund, (Served Since), Birthyear Other Directorships Held	Principal Occupation(s) During the Past Five Years (Number of Portfolios in Fund Complex Overseen by Director/ Officer)

INDEPENDENT DIRECTORS

Giles Dodd Director (1996) Birthyear: 1926 Other directorships: None
Retired; Former Director of Finance, City of Greenville, South Carolina, 1993 to 1996; Former Director of Finance/Assistant City Manager, City of Virginia Beach; Past President, Virginia Government Finance Officers Association; (3)

Robert J. Fagg, Jr. Director (1986) Birthyear: 1940 Other directorships: None	Retired; Former Director of the Annual Giving Program, Virginia Commonwealth University, 1981 to 1998; Development Officer, 1974 to 1981; (3)
Robert R. Sedivy Director (1996) Birthyear: 1946 Other directorships: None	Retired, 2008; Vice President-Finance and Treasurer, Collegiate School, Richmond, Virginia, 1988 to 2008; Past President, Virginia Association of Independent Schools Financial Officers Group; (3)

16  CCRF Prime and Federal Annual Report  |  June 30, 2008

Name, Position Held with Fund, (Served Since), Birthyear Other Directorships Held	Principal Occupation(s) During the Past Five Years (Number of Portfolios in Fund Complex Overseen by Director/ Officer)

OFFICERS AND AFFILIATED DIRECTORS

Jeffrey A. Laine Director, President & Treasurer (1986) Birthyear: 1957 Other directorships: None	President, Commonwealth Financial Group, Inc., 1994 to present; President, Laine Financial Group, Inc., (an investment advisory firm) 1992 to present; (3)
Martin P. Margolis Director & Vice President (1996) Birthyear: 1944 Other directorships: None
President, PFM Asset Management LLC, 2001 to present; President, PFM Fund Distributor, Inc., 2001 to present; Managing Director, Public Financial Management, Inc., (a financial advisory firm) 1986 to present; (10)

Jennifer L. Scheffel, Esq. Secretary & Chief Compliance Officer (2005) Birthyear: 1972 Other directorships: None
Senior Managing Consultant, PFM Asset Management LLC, 2004 to present; Assistant Vice President, Ambac Financial Group, Inc., 2004; Assistant Vice President, Chief Compliance Officer, Cadre Financial Services, Inc., 2002 to 2004; (10)

Debra J. Goodnight Assistant Treasurer (2007) Birthyear: 1955 Other directorships: None	Secretary, PFM Asset Management LLC, 2001 to present; Secretary and Treasurer, PFM Fund Distributers, Inc., 2001 to present; Managing Director, Public Financial Management, Inc., 1991 to present; (10)
Daniel R. Hess Assistant Secretary (2007) Birthyear: 1974 Other directorships: None	Senior Managing Consultant, PFM Asset Management LLC, 2001 to present; (10)

ADVISORY BOARD MEMBERS

Richard A. Cordle, Master Governmental Treasurer Advisory Board Member (2006) Birthyear: 1955 Other directorships: None	Treasurer, Chesterfield County, Virginia, 1991 to present; (3)
Larry W. Davenport Advisory Board Member (1995) Birthyear: 1946 Other directorships: None	Director of Finance, Hampton Roads Transit, Virginia, 2004 to present; Director of Finance, Southeastern Public Service Authority, Virginia, 1998 to 2004; (3)
Ann Davis, Master Governmental Treasurer Advisory Board Member (2006) Birthyear: 1946 Other directorships: None	Treasurer, City of Williamsburg / James City County, Virginia, 1998 to present; (3)
Richard A. Davis Advisory Board Member (2006) Birthyear: 1945 Other directorships: None	Public Finance Manager, Virginia Department of Treasury, 1997 to present; (3)
Christopher Martino Advisory Board Member (1996) Birthyear: 1956 Other directorships: None	Director of Finance, Prince William County, Virginia, 1996 to present; Certified Public Accountant, Member of the Government Finance Officers Association. (3)

CCRF Prime and Federal Annual Report  |  June 30, 2008  17

The Board has established an Audit Committee, which consists of all of the Independent Directors, and which operates in accordance with the Committee’s charter. The Audit Committee is designed to: oversee the accounting and financial reporting policies and practices and internal controls of the Fund and, as appropriate, the internal controls of certain service providers to the Fund; oversee the quality and objectivity of the Fund’s financial statements and the independent audit thereof; act as a liaison between the Fund’s independent auditors and the full Board; and undertake such other functions as the Board may deem appropriate from time to time. Prior to the establishment of the Audit Committee, these responsibilities were undertaken directly by the Board. The Audit Committee met twice during the year ended June 30, 2008.

The mailing address of Mr. Laine and each Independent Director and Advisory Board Member is 4350 North Fairfax Drive, Suite 580, Arlington, Virginia 22203. The mailing address of Mr. Margolis, Ms. Goodnight and Mr. Hess is One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101. The mailing address of Ms. Scheffel is Airport Corporate Center, One Corporate Drive, Suite 101, Bohemia, NY 11716.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Officers, Directors and Advisory Board Members, and is available, without charge, upon request by calling (800) 338-3383.

INFORMATION ABOUT PORTFOLIO EXPENSES (UNAUDITED)

As a shareholder of a Portfolio, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Portfolio expenses. The Portfolios do not charge their shareholders transaction-based fees; however, as with all mutual funds, the Portfolios do incur operating expenses. So when invested in a Portfolio, you will incur ongoing costs, including management fees, distribution (12b-1) fees, and other operating expenses of the Portfolio.

The example in the table that follows is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2008. This example illustrates your Fund’s expenses in two ways:

Actual Returns and Expenses This provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in a Portfolio using that Portfolio’s actual return during the period. Simply divide your account value by $1,000, and then multiply the result by the number in the line heading titled “Expenses Paid per $1,000 During the Period” for your Portfolio to estimate the expenses you paid on your account with that particular Portfolio during this period.

18  CCRF Prime and Federal Annual Report  |  June 30, 2008

Hypothetical 5% Returns and Actual Expenses This section is intended to help you compare your Portfolio’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. These are not the Portfolios’ actual rates of return, but are useful in making comparisons of the costs of investing in the Portfolios and other mutual funds. To do so, compare this 5% hypothetical cost with the 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.

Expenses and Value of a $1,000 Investment in the Portfolios
for the Six Months Ended June 30, 2008
Based on Actual Portfolio Expenses and Returns	Beginning Account Value	Ending Account Value	Expenses Paid per $1,000 During Period(1)
Prime Portfolio - Institutional Class	$ 1,000.00	$ 1,017.10	$ 0.75
Prime Portfolio - IllinoisPrime Class	$ 1,000.00	$ 1,016.80	$ 1.01
Federal Portfolio	$ 1,000.00	$ 1,011.80	$ 1.38

Based on Actual Portfolio Expenses and a Hypothetical 5% Return
Prime Portfolio - Institutional Class	$ 1,000.00	$ 1,024.12	$ 0.75
Prime Portfolio - IllinoisPrime Class	$ 1,000.00	$ 1,023.87	$ 1.01
Federal Portfolio	$ 1,000.00	$ 1,023.49	$ 1.39

(1) Expenses are equal to the Portfolios’ annualized expense ratios of 0.15% and 0.20% for the Prime Portfolio Institutional and IllinoisPrime Classes, respectively, and 0.28% for the Federal Portfolio, multiplied by the average account value over the period, multiplied by 182 days in the most recent fiscal half-year divided by 366.

Please note that the expenses shown in the table above are meant to highlight your ongoing costs only and do not reflect any transactional costs. The “Expenses Paid per $1,000 During Period” line of the table is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Portfolios do not charge their shareholders transaction-based fees; however other funds to which the Portfolios are compared may charge such fees. If transactional fees were included in the 5% hypothetical example below, the overall costs of investing would be higher.

CCRF Prime and Federal Annual Report  |  June 30, 2008  19

OTHER PORTFOLIO INFORMATION (UNAUDITED)

Board Consideration of Portfolios’ Investment Advisory Agreement

At a meeting held on April 29, 2008, the Board of Directors, including a majority of directors who are not “interested persons,” as defined by the 1940 Act, of the Portfolios (“Independent Directors”), approved the renewal of the Investment Advisory Agreements between each of the Portfolios and PFM. In making its decision, the Board considered information furnished throughout the year in connection with regular Board meetings, as well as information prepared specifically for purposes of determining whether to renew the Portfolios’ Investment Advisory Agreements.

In considering such materials, the Independent Directors received assistance and advice from and met separately with independent counsel. Although the Board considered the Investment Advisory Agreement for each of the Portfolios and SNAP Fund at the same Board meeting, information was provided and considered by the Board for each Portfolio and SNAP Fund individually. In approving the continuance of the Investment Advisory Agreement for each Portfolio, the Board, including a majority of Independent Directors, determined that the existing advisory fee structures for that Portfolio were fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Portfolio and its shareholders. While attention was given to all information furnished and no single factor reviewed and discussed by the Board was identified as the principal factor in determining whether to approve the continuation of each Portfolio’s Investment Advisory Agreement, the following discusses the primary factors relevant to the Board’s deliberations and determinations, including those relating to the selection of the investment adviser and the approval of the advisory fees.

Nature, Extent and Quality of Services The Board considered the services provided by PFM to the Portfolios and their shareholders. In reviewing the nature, extent and quality of services, the Board considered PFM’s research and portfolio management capabilities, administrative and compliance infrastructure (including technology and operational support), and PFM’s ability to monitor the administrative, transfer agency and other functions performed for the Portfolios. The Board noted its overall satisfaction with the nature, quality and extent of services provided by PFM and concluded that the Portfolios were receiving all services required to be provided by PFM under the Investment Advisory Agreements and that such services were of high quality.

Comparative Fees and Expenses The Board considered the fees and expenses of each Portfolio compared to those of similar accounts, funds and portfolios, including SNAP Fund. In reviewing this information, the Board noted that the fee and expense information provided reflected actual fees charged without the voluntary waiver of expenses by PFM. It was noted that, as of March 31, 2008, the effective total expense ratios for the Institutional Class of the Prime Portfolio, the IllinoisPrime Class of the Prime Portfolio and the Federal Portfolio were .15%, .20% and .25%, respectively, of net assets. The Board noted that the management fees and total expenses of the Portfolios are among the lowest of their peer groups. The Board determined that the fees and expense ratios of the Portfolios are fair, among the lowest charged by PFM to its advisory clients, and within the range of the fees and expense ratios of similar funds and portfolios.

20  CCRF Prime and Federal Annual Report  |  June 30, 2008

Investment Performance The Board considered the investment performance of PFM and the Portfolios. The Board noted that one-year period returns through March 31, 2008 for the Institutional Class of the Prime Portfolio, the IllinoisPrime Class of the Prime Portfolio and the Federal Portfolio were 4.94%, 4.88% and 4.33%, respectively. The Board noted that since inception returns through March 31, 2008 for the Institutional Class of the Prime Portfolio, the IllinoisPrime Class of the Prime Portfolio and the Federal Portfolio were 4.28%, 4.91% and 3.11%, respectively. The Board reviewed and discussed this performance information and reviewed the performance of the Portfolios relative to that of comparable funds and portfolios, including other accounts and funds managed by PFM. The Board concluded that the performance of the Portfolios compared favorably with the performance of similar accounts, funds and portfolios.

Economies of Scale With regard to economies of scale, the Board noted that economies of scale are realized when a fund’s assets increase significantly. The Board determined that current fee levels appropriately reflect these economies realized by PFM.

Profitability to Adviser The Board reviewed a profitability analysis which contained information relating to the costs and profits realized by PFM and its affiliates resulting from PFM’s relationship with the Portfolios for the one-year periods ended December 31, 2007, 2006 and 2005. The Board reviewed and discussed the information contained therein, including the dollar amounts of the expenses allocated to different products and profits realized by PFM. The Board concluded that PFM had not received any significant indirect benefits from its relationship with the Portfolios. After reviewing the information in the profitability analysis, the Board determined that the profitability amount indicated therein was not so disproportionately large as to bear no reasonable relationship to the services rendered and also determined that, given the overall performance of the Portfolios and superior service levels, the current profitability of PFM resulting from its relationship with the Portfolios was not excessive.

Experience and Qualifications The Board also reviewed and discussed the experience and qualifications of key personnel of PFM and reviewed biographical information regarding such personnel which was provided at the meeting. The Board reviewed financial information and other information concerning PFM’s services and compliance. The Board noted its satisfaction with the services provided by PFM, the quality of the personnel of PFM who service the Portfolios and the responsiveness of PFM’s personnel in general.

CCRF Prime and Federal Annual Report  |  June 30, 2008  21

Commonwealth Cash Reserve Fund, Inc. 4350 North Fairfax Drive, Suite 580 Arlington, Virginia 22203 1-800-338-3383
Investment Adviser
PFM Asset Management LLC
One Keystone Plaza
Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Distributor
PFM Fund Distributors, Inc.
One Keystone Plaza
Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Custodian
U.S. Bank, N.A.
60 Livingston Avenue
St. Paul, Minnesota 55107

Depository Bank
Wachovia Bank, N.A.
1021 East Cary Street
Richmond, Virginia 23219

Administrator and Transfer Agent
PFM Asset Management LLC
One Keystone Plaza
Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Independent Registered Public Accounting Firm
Ernst & Young LLP
Two Commerce Square, Suite 4000
2001 Market Street
Philadelphia, Pennsylvania 19103

Legal Counsel
Schulte Roth & Zabel LLP
919 Third Avenue
New York, New York 10022

SNAP® Fund
Annual Report
June 30, 2008

table of contents

1	FUND AT A GLANCE

2	MESSAGE FROM THE PROGRAM MANAGER

4	REPORT OF REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM

5	FINANCIAL HIGHLIGHTS

6	STATEMENT OF NET ASSETS

8	STATEMENT OF OPERATIONS

9	STATEMENTS OF CHANGES IN NET ASSETS

10	NOTES TO FINANCIAL STATEMENTS

15	THE CCRF BOARD OF DIRECTORS, OFFICERS AND ADVISORY BOARD

18	VIRGINIA TREASURY BOARD AND SNAP PROGRAM ADVISORY BOARD

19	INFORMATION ABOUT THE FUND’S EXPENSES

21	OTHER FUND INFORMATION

For further information on the SNAP Fund, call 1-800-570-SNAP (1-800-570-7627) or visit us online at www.vasnap.com

The Fund filed its complete schedule of portfolio holdings with the SEC for the Fund’s first and third fiscal quarters on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330.

This annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current SNAP Fund prospectus. The prospectus can be obtained from the Fund’s Distributor. The prospectus provides more complete information including charges and expenses. Please read it carefully before investing.

You can obtain a free copy of the SNAP Fund’s proxy voting guidelines either by calling 1-800-570-7627 or visiting the SEC’s website at http://www.sec.gov. In addition, you may obtain a free report on the Funds’ proxy voting record during the 12 months ended June 30, 2008 either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov.

FUND AT A GLANCE

PERFORMANCE AND RETURNS
As of June 30, 2008

	SNAP® Fund	iMoneyNet’s First Tier Institutional Average
Average annual return
1 year	4.48%	4.09%
5 year	3.45%	3.11%
Since portfolio inception	4.24%	3.93%
7-day annualized yield	2.62%	2.33%
Monthly distribution yield	2.65%	2.33%

Portfolio inception date 7/24/1995

SNAP Fund 7-Day Yield vs. Federal Funds Target Rate

The performance quoted above represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results and yields may vary. For the most recent SNAP Fund performance, call 1-800-570-7627 or visit www.vasnap.com.

Historical rates shown include realized gains and losses on the sale of securities and assume the reinvestment of dividends and capital gains distributions. The current seven-day yield does not include realized gains and losses on the sale of securities and more closely reflects the current earnings of the fund than the historical rate quotations. The SNAP Fund rates shown above reflect fee waivers by certain of the fund’s service providers that subsidize and reduce the total operating expenses of the fund. The SNAP Fund’s yields and returns would have been lower if there were no such waivers.

Prior to September 17, 2004, Evergreen Investment Management Company served as the Investment Manager to the SNAP Program and was the Investment Adviser of the SNAP Fund, a series of the Evergreen Select Money Market Trust (“Evergreen SNAP Fund”), the predecessor to the CCRF SNAP Fund, a series of the Commonwealth Cash Reserve Fund, Inc. The historical yields for the period prior to September 17, 2004 reflect the performance of the Evergreen SNAP Fund.

An investment in the SNAP Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

All data is as of June 30, 2008 and is subject to change. iMoneyNet First Tier Institutional Average yields and returns are provided by iMoneyNet, an Informa Financial company.

SNAP Fund Annual Report | June 30, 2008	1

MESSAGE FROM THE PROGRAM MANAGER

The financial markets have been under extraordinary pressure in the last twelve months, as credit seized the headlines and short-term interest rates plunged to their lowest levels since 2004. As the investment adviser to the Commonwealth Cash Reserve Fund, Inc. SNAP® Fund (“the Fund”), we redoubled our efforts to maintain safety of principal and liquidity for SNAP Participants. The Fund was well-positioned to weather this crisis and to generate market returns. Over the past year, the Fund’s investment returns have been in line with those of other high quality short-term investments. As of June 30, 2008, the current 7-day yield on the Fund was 2.62%.

Over the last 12 months, SNAP Program Participants deposited proceeds from 60 new bond issues in order to take advantage of the arbitrage rebate compliance and professional investment management services offered by the Program. As of June 30, 2008, SNAP Fund assets exceeded $3.6 billion.

The storm in the financial markets began to materialize in mid-July 2007 with hedge funds managed by Bear Stearns invested in sub-prime mortgages collapsing and losing nearly all of their value. Investors started to question the valuations of mortgage-related debt on the balance sheets of other companies, sparking a flight to quality and liquidity crisis. Initially a handful of companies issuing asset-backed commercial paper were unable to reissue debt at any yield. A few of these issuers eventually defaulted. Central banks across the globe responded by lowering interest rates and pumping billions of liquidity into the markets, however a significant amount of damage was already done.

The economic downturn deepened as the year advanced with banks, mortgage lenders, real estate investment trusts, and hedge funds suffering significant losses. Banks, brokers, and others in the financial services industry have thus far cumulated hundreds of billions of dollars of sub-prime related losses.

Many investors have come to believe that the economy will see a recession and that it could be longer-lived than the brief downturn in 2001. The housing market remains in disarray, with housing starts and new home sales trending lower for more than two years, and at levels not seen in as long as four decades. At the same time mortgage foreclosures have trended up as housing prices have declined.

In recent months, the housing weakness has spread to other sectors. Manufacturing activity declined and job growth stagnated. In July, the economy lost jobs for a seventh straight month, for a total of 463,000 job losses so far this year. The unemployment rate rose above five percent in March and then moved to 5.7% in July. The jobless rate likely would be higher were it not for the fact that the number of people seeking work has declined in recent months.

2	SNAP Fund Annual Report | June 30, 2008

In the face of the extraordinary market conditions, the Federal Reserve aggressively added liquidity through a number of extraordinary measures, including a reduction in the overnight bank lending rate from 5.25% last August to 2.00% by the end of April. This was the most rapid decline in the overnight rate since 1984. With the systemic risks to the economy, the Federal Reserve actions signal the U.S. central bank’s resolve to repair the damage done in the aftermath of the meltdown in the housing market.

Most recently, the Federal Reserve has shifted its focus to the fight against inflation. The Federal Open Market Committee’s statement released in conjunction with its meeting at the end of June stated, “in light of the continued increases in the prices of energy and some other commodities and the elevated state of some indicators of inflation expectations, uncertainty about the inflation outlook remains high.” Americans have felt the effects of increased inflation most notably at the gas pump as prices have reached record highs.

The toll that the liquidity and credit crisis has taken on financial institutions and the new risk of increased inflation will likely continue for some months to come. We will continue to manage the Fund with prudence while emphasizing safety and liquidity.

Over the last year, we managed the Fund with a bias toward a somewhat longer weighted average maturity to capture higher yields within the maximum maturity limits dictated by a prudent approach. The result is that Fund yields remained attractive as short-term rates declined. Recently, we have moved to a more neutral posture in recognition that the next move on short-term interest rates may be a rise, although until the economy strengthens and the fragile financial system shows signs of improvement, the Fed is likely to resist.

PFM is committed to managing the SNAP Fund with prudence, emphasizing safety and liquidity while producing a yield that keeps pace with that of other high quality short-term instruments. We look forward to continuing to work with public entities in Virginia to develop and implement effective investment strategies for the proceeds of their tax-exempt bonds.

Respectfully,

PFM Asset Management LLC
August 1, 2008

SNAP Fund Annual Report | June 30, 2008	3

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
of Commonwealth Cash Reserve Fund, Inc.

We have audited the accompanying statement of net assets of the SNAP Fund (the “Fund”) (a series of the Commonwealth Cash Reserve Fund, Inc.) as of June 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Fund’s financial highlights for the year ended June 30, 2004 were audited by other auditors whose report dated August 13, 2004 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SNAP Fund at June 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
August 15, 2008

4	SNAP Fund Annual Report | June 30, 2008

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period(1)

	Year Ended June 30,
	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Income From Operations
Net Investment Income(2)	0.044	0.053	0.042	0.020	0.010
Total From Operations	0.044	0.053	0.042	0.020	0.010
Less Distributions
Net Investment Income(2)	(0.044)	(0.053)	(0.042)	(0.020)	(0.010)
Total Distributions	(0.044)	(0.053)	(0.042)	(0.020)	(0.010)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	4.48%	5.41%	4.25%	2.12%	1.06%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$3,622,501	$3,434,029	$2,737,201	$1,900,619	$1,774,652
Ratio of Expenses to Average Net Assets(3)	0.08%(4)	0.08%(4)	0.07%(3)	0.13%(4)	0.08%
Ratio of Net Investment Income to Average Net Assets	4.39%	5.28%	4.25%	2.09%	1.05%

(1)
Effective September 17, 2004, the assets of Evergreen Select Money Market Trust - SNAP Fund Series were acquired by SNAP® Fund, a series of the Commonwealth Cash Reserve Fund, Inc. The financial highlights for the periods prior to September 17, 2004 reflect the operating history of the Evergreen Select Money Market Fund - SNAP Fund Series. PFM Asset Management LLC assumed responsibility as investment adviser on that date.

(2)	Includes net realized capital gains and losses, if any, which were less than $0.005 per share.
(3)	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
(4)	For the years ended June 30, 2008, 2007, 2006 and 2005, the ratio of expenses to average net assets before fee waivers was 0.08%, 0.08%, 0.08% and 0.13%, respectively.
The accompanying notes are an integral part of these financial statements.

SNAP Fund Annual Report | June 30, 2008	5

STATEMENT OF NET ASSETS
June 30, 2008

			Face Amount	Value
CERTIFICATES OF DEPOSIT (46.9%)
Bank of America
2.85%		7/7/08	$125,000,000	$125,000,000
2.70%		9/18/08	25,000,000	25,000,000
Barclays Bank (NY)
2.88%		9/17/08	60,000,000	60,000,000
2.80%		9/30/08	20,000,000	20,000,000
2.89	%(1)	2/20/09	95,000,000	95,000,000
BNP Paribas (NY)
2.66%		8/8/08	100,000,000	100,000,000
2.62%		8/11/08	23,000,000	23,000,490
Calyon North America, Inc.
2.77%		7/10/08	25,000,000	25,015,612
2.85%		8/25/08	100,000,000	100,000,000
2.66%		9/22/08	30,000,000	30,000,000
CitiBank
2.89%		7/25/08	50,000,000	50,000,000
2.73%		8/6/08	80,000,000	80,000,000
2.66%		9/5/08	22,000,000	22,000,000
Credit Suisse (NY)
2.82	%(1)	11/24/08	150,000,000	150,000,000
Rabobank (NY)
2.90%		7/22/08	150,000,000	150,000,000
Royal Bank of Canada (NY)
2.80%		9/24/08	20,000,000	19,997,147
Royal Bank of Scotland (NY)
2.59%		8/22/08	15,000,000	15,000,000
2.65%		9/9/08	60,000,000	60,000,000
2.88%		10/17/08	85,000,000	85,000,000
Svenska Handelsbanken (NY)
2.76%		8/4/08	150,000,000	150,000,704
Toronto Dominion (NY)
2.90%		8/29/08	150,000,000	150,000,000
2.60%		8/29/08	14,000,000	14,000,000
UBS AG (NY)
2.70%		9/9/08	150,000,000	150,000,000
Total Certificates of Deposit				1,699,013,953
CORPORATE NOTES (4.9%)
AIG Sun America
5.03%		8/1/08	50,000,000	50,033,319
Bank of America
3.00%		8/15/08	6,000,000	6,001,766
Goldman Sachs Group, Inc.
3.01%		7/29/08	40,900,000	40,915,915
2.62%		12/23/08	15,000,000	14,937,554
HSBC Finance Corp.
3.41%		11/15/08	13,500,000	13,652,825
3.80%		12/15/08	6,000,000	6,008,568
Wells Fargo & Company
2.79%		8/15/08	45,000,000	45,065,303
Total Corporate Notes				176,615,250
The accompanying notes are an integral part of these financial statements.

6	SNAP Fund Annual Report | June 30, 2008

STATEMENT OF NET ASSETS continued
June 30, 2008

			Face Amount	Value
COMMERCIAL PAPER (19.4%)
Bank of America
2.61%		8/11/08	$16,000,000	$15,952,804
CBA (Delaware) Finance
2.72%		7/3/08	75,000,000	74,988,736
2.59%		8/21/08	80,000,000	79,708,733
Citigroup Funding Inc.
2.72%		8/20/08	9,000,000	8,966,250
Danske Corp.
2.65%		8/15/08	45,200,000	45,051,123
2.59%		8/21/08	110,000,000	109,599,508
Dexia Delaware LLC
2.74%		7/10/08	100,000,000	99,931,937
2.70%		8/8/08	9,000,000	8,974,540
HSBC Finance Corp.
2.35%		7/7/08	100,000,000	99,960,833
2.62%		9/22/08	40,000,000	39,760,222
Svenska Handelsbanken (NY)
2.60%		8/11/08	9,000,000	8,973,555
UBS Finance Delaware LLC
2.58%		7/14/08	10,000,000	9,990,721
Wells Fargo & Company
2.35%		7/7/08	100,000,000	99,960,833
Total Commercial Paper				701,819,795
U.S. GOVERNMENT & AGENCY OBLIGATIONS (24.3%)
Fannie Mae Discount Notes
2.16%		7/9/08	27,770,000	27,756,671
2.19%		7/25/08	50,000,000	49,927,333
Fannie Mae Mortgage-Backed Discount Notes
2.30%		7/1/08	50,000,000	50,000,000
2.89%		1/2/09	32,525,100	32,048,743
Federal Farm Credit Bank Notes
2.33	%(1)	1/23/09	15,000,000	15,000,000
Federal Home Loan Bank Discount Notes
2.20%		7/9/08	14,400,000	14,392,960
2.20%		7/16/08	50,000,000	49,954,167
2.22%		8/1/08	50,000,000	49,904,847
2.31%		8/6/08	100,000,000	99,770,000
2.20%		8/27/08	50,000,000	49,826,625
Federal Home Loan Bank Notes
2.38	%(1)	2/17/09	30,000,000	30,000,000
2.17	%(1)	2/19/09	100,000,000	100,000,000
2.81%		3/5/09	12,000,000	12,004,620
2.40	%(1)	4/24/09	50,000,000	50,000,000
2.58%		5/13/09	10,000,000	9,982,945
2.53%		5/15/09	43,495,000	44,136,047
Federal Home Loan Bank Notes (Callable)
2.90%		2/27/09	15,000,000	15,000,000
Freddie Mac Discount Notes
2.21%		7/28/08	45,000,000	44,925,750
2.25%		7/31/08	100,000,000	99,812,500
Freddie Mac Notes
2.36	%(1)	4/7/09	35,000,000	35,000,000
Total U.S. Government & Agency Obligations				879,443,208
The accompanying notes are an integral part of these financial statements.

SNAP Fund Annual Report | June 30, 2008	7

STATEMENT OF NET ASSETS continued
June 30, 2008

	Face Amount	Value
REPURCHASE AGREEMENTS (5.1%)
Deutsche Bank
2.70% 7/1/08	$185,930,000	$185,930,000

(Dated 6/30/08, repurchase price $185,943,945, collateralized by Fannie Mae securities, 4.74% to 6.22%, maturing 9/1/33 to 5/1/38, market value $50,961,510; and by Freddie Mac securities, 4.50% to 7%, maturing 8/1/35 to 4/1/38, market value $138,701,314)

Total Repurchase Agreements		185,930,000
TOTAL INVESTMENTS (100.6%)		3,642,822,206
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS (-0.6%)		(20,321,525)
NET ASSETS (100.0%)
Applicable to 3,622,500,681 outstanding shares of beneficial interest (5,000,000,000 shares authorized - no par value)		$3,622,500,681
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE		$1.00
(1) Floating Rate Note, rate shown is that which was in effect at June 30, 2008.

STATEMENT OF OPERATIONS

Year Ended June 30, 2008
INVESTMENT INCOME
Interest Income	$143,762,425
EXPENSES
Advisory Fees.	2,116,700
Banking Fees	214,409
Audit Fees	15,100
Legal Fees	174,978
Directors Fees and Expenses	61,652
Registration and Filing Fees	10,800
Insurance, Rating and Other.	37,702
Total Expenses	2,631,341
Less Fee Waivers and Expense Reimbursements	(12,279)
Net Expenses	2,619,062
Net Investment Income	141,143,363
Net Realized Gain on Sale of Investments	222,508
Net Increase in Net Assets Resulting from Operations.	$141,365,871

The accompanying notes are an integral part of these financial statements.

8	SNAP Fund Annual Report | June 30, 2008

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended June 30, 2008	Year Ended June 30, 2007
INCREASE IN NET ASSETS
Operations
Net Investment Income	$141,143,363	$155,626,021
Net Realized Gain/(Loss) on Sale of Investments	222,508	(40,589)
Net Increase in Net Assets	141,365,871	155,585,432
Distributions
Net Investment Income, Net of Realized
Loss on Sale of Investments	(141,143,363)	(155,585,432)
Net Realized Gain on Sale of Investments.	(222,508)	-
Total Distributions	(141,365,871)	(155,585,432)
Capital Share Transactions (at $1.00 per share)
Issued	2,724,197,473	3,240,412,125
Redeemed	(2,677,091,547)	(2,699,169,674)
Distributions Reinvested	141,365,871	155,585,432
Net Increase from Capital Share Transactions	188,471,797	696,827,883
Total Increase in Net Assets	188,471,797	696,827,883
Net Assets
Beginning of Year	3,434,028,884	2,737,201,001
End of Year	$3,622,500,681	$3,434,028,884
The accompanying notes are an integral part of these financial statements.

SNAP Fund Annual Report | June 30, 2008	9

NOTES TO FINANCIAL STATEMENTS

A.	ORGANIZATION

Commonwealth Cash Reserve Fund, Inc. (“CCRF”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a diversified, open-end management investment company and was organized as a Virginia corporation on December 8, 1986. CCRF offers three separate investment portfolios: the SNAP® Fund (the “Fund”), Commonwealth Cash Reserve Fund (“CCRF Prime Portfolio” or “Prime Portfolio”) and CCRF Federal Portfolio (“Federal Portfolio”). The Fund is a money market mutual fund designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, and political subdivisions in Virginia. The Prime Portfolio and Federal Portfolio are money market mutual funds designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations. The Fund invests in short-term, high quality debt instruments issued by the U.S. government or its agencies or instrumentalities, by U.S. municipalities, and by financial institutions and other U.S. companies. The Prime Portfolio invests in short-term debt instruments issued by the U.S. government or its agencies or instrumentalities and by companies primarily operating in the banking industry. The Federal Portfolio invests only in short-term debt instruments issued by the U.S. government or its agencies or instrumentalities. The Federal Portfolio commenced operations on May 19, 2003. The Fund commenced operations on September 17, 2004 through its purchase of the assets of Evergreen Select Money Market Trust -SNAP Fund Series in the amount of $1,846,930,532.

This annual report represents the annual report of only the Fund. The Prime Portfolio and the Federal Portfolio annual report is presented separately and can be provided upon request by contacting CCRF.

B.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies of the Fund are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The significant accounting policies are as follows:

1.
Securities held are stated at amortized cost, which approximates fair value at June 30, 2008. It is the Fund’s policy to compare amortized cost and fair value of securities weekly and as of the last business day of each month.

2.
Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Interest income is recorded using the accrual method. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities.

3.
Dividends from net investment income and net realized gains on investments are declared daily and reinvested in each participant’s account by the purchase of additional shares of the Fund on the last day of each month.

10	SNAP Fund Annual Report | June 30, 2008

4.
The Fund invests cash in repurchase agreements secured by U.S. Government and Agency obligations. Securities pledged as collateral for repurchase agreements are held by the Fund’s custodian bank until maturity of the repurchase agreement. Provisions of each agreement require that the market value of the collateral including accrued interest thereon, is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

5.
The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements. At June 30, 2008, the cost of securities for federal income tax purposes is the same as the amounts reported for financial reporting purposes. All distributions paid by the Fund are considered ordinary income for federal income tax purposes.

6.
Effective July 1, 2007, the Fund adopted the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period. The Fund files tax returns with the U.S. Internal Revenue Service and the Virginia Department of Taxation. Generally, the tax authorities can examine all the tax returns for the last three years.

7.
In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurements” (“Statement 157”). Statement 157 establishes a framework for measuring fair value in GAAP, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. The Fund’s management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

C.	FEES AND CHARGES

PFM Asset Management LLC (“PFM”) is an investment adviser registered under the Investment Advisers Act of 1940. CCRF has entered into agreements with PFM Asset Management LLC (“PFM”) to provide investment advisory, administration, and transfer agent services to the Fund. Prior to September 17, 2004, Evergreen Investment Management Company, LLC (“EIMC”) served as the investment adviser and administrator for the Fund and State Street Bank and Trust served as transfer agent for the Fund.

SNAP Fund Annual Report | June 30, 2008	11

Fees for investment advisory services provided by PFM to the Fund are calculated at an annual rate of .08% of the average daily net assets of the Fund up to $1 billion and .06% on such assets in excess of $1 billion. Fees for administrative and transfer agent services provided by PFM to the Fund are limited to certain out-of-pocket expenses attributable to the performance of duties under the administration and transfer agency agreements. There were no administrative or transfer agent fees charged to the Fund by PFM during the year ended June 30, 2008. PFM voluntarily waived $12,279 of fees under its investment advisory agreement to reduce the operating expenses of the Fund for the year ended June 30, 2008. Fees paid to PFM, after such waivers, represented 0.07% of the Fund’s average net assets for the year ended June 30, 2008.

PFM Fund Distributors, Inc. (the “Distributor”) serves as the distributor of shares of the Fund pursuant to a distribution agreement with CCRF. The Distributor is a wholly-owned subsidiary of PFM. The Fund does not pay any fee to the Distributor.

CCRF has entered into agreements with various of its service providers which provide for indemnification against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Fund has had no claims or payments pursuant to these or prior agreements, and CCRF’s management believes the likelihood of a claim being made is remote.

D.	REORGANIZATION

On July 3, 2008, the Board of Directors held a special meeting at which it approved a Plan of Entity Conversion (“Conversion Plan”) under which CCRF would convert from a Virginia corporation to a Virginia business trust. In conjunction with this conversion, CCRF would be renamed PFM Funds and the Fund would be renamed Prime Series. At the special meeting the Board also approved: (1) a Plan of Reorganization (“CCRF Plan”) which would reorganize the Prime Portfolio into the Prime Series; and (2) a Plan of Reorganization (“Cadre Plan”) which would reorganize the Cadre Liquid Asset Fund - Money Market Series and Cadre Reserve Fund - Money Market Series, each a series of the Cadre Institutional Investors Trust (“Cadre”), into the Prime Series, and the Cadre Reserve Fund - U.S. Government Series, also a series of Cadre, into the Government Series. Cadre Liquid Asset Fund - Money Market Series, Cadre Reserve Fund - Money Market Series and Cadre Reserve Fund - U.S. Government Series are each referred to as a “Cadre Fund” and, collectively, as the “Cadre Funds.” The Conversion Plan is subject to approval by shareholders. The CCRF Plan is subject to the approval of Prime Portfolio shareholders. The Cadre Plan is subject to the approval of shareholders of each Cadre Fund. If shareholders of the Prime Portfolio and each Cadre Fund approve the CCRF Plan and Cadre Plan, respectively, and the reorganizations are consummated, each shareholder of the Prime Portfolio and each Cadre Fund will receive shares of the Prime Series having a total net asset value equal to the total net asset value of the shareholder’s investment in the Prime Portfolio or the Cadre Fund, as applicable. Shares of the Fund held by shareholders of the Fund prior to the reorganizations will be the SNAP Fund Class of the Prime Series if these reorganizations are consummated. If approved by shareholders of the Prime Portfolio and the Cadre Funds, the reorganizations will be effected on a date agreed to by the parties to the CCRF Plan and Cadre Plan, respectively, which is expected to be September 29, 2008.

12	SNAP Fund Annual Report | June 30, 2008

E.	GOVERNMENTAL ACCOUNTING STANDARDS (Unaudited)

Under Governmental Accounting Standards (“GAS”), state and local governments and other municipal entities are required to disclose credit risk, concentration of credit risk, and interest rate risk for investment portfolios. Although the Fund is not subject to GAS, the following risk disclosures of its investment portfolio as of June 30, 2008 have been provided for the information of the Fund’s shareholders.

Credit Risk

The Fund’s investment policies are outlined in the Fund’s Prospectus and are further described in the Fund’s Statement of Additional Information. The Fund may only purchase securities which are permitted under Virginia law for counties, cities, towns, political subdivisions and public bodies of the Commonwealth of Virginia. The Fund may not buy any voting securities, any instrument or security from any issuer which, by its nature, would constitute characteristics of equity ownership and equity risks, any commodities or commodity contracts, any mineral related programs or leases, any warrants, or any real estate or any non-liquid interests in real estate trusts.

As of June 30, 2008, the Fund’s investment portfolio was comprised of investments which were, in aggregate, rated by Standard and Poor’s (“S&P”) as follows:

S&P	Percentage
Rating	of Portfolio
AAA	13.6%
A-1+	81.5%
AA+	2.6%
AA	.2%
AA-	2.1%

The above ratings of investments held by the Fund include the ratings of collateral underlying repurchase agreements in effect at June 30, 2008.

Concentration of Credit Risk

The Fund may not purchase any securities if 25% or more of its total assets (valued at market) would then be invested in the securities of issuers in the same industry (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities and obligations of domestic banks). The Fund may not buy the obligations of any issuer, other than the United States Government, its agencies and instrumentalities, if more than 5% of the it’s total assets (valued at market value) would then be invested in obligations of that issuer, except that such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the United States Government, its agencies and instrumentalities.

Although the Fund may not lend money or assets, it can buy debt obligations or use deposit instruments in which it is permitted to invest (see “Investment Objective and Policies” in the Prospectus). It can also enter into repurchase agreements. However, as a matter of operating (but not fundamental) policy, the Fund will not enter into repurchase agreements maturing or subject to put in more than seven days if thereafter more than 10% of the value of its total assets would then consist of such repurchase agreements. The Fund may not sell securities short (i.e. sell

SNAP Fund Annual Report | June 30, 2008	13

securities that it does not own) and may not buy securities on margin. The Fund may not purchase securities of any other investment company if such purchase would cause the Fund to own more than 3% of the outstanding shares of the other investment company. The Fund may not make certain illiquid investments (including repurchase agreements maturing or subject to put in more than seven days) if thereafter more than 10% of the value of its net assets would be so invested. The investments included in this 10% limit are (i) those which are restricted, i.e., those which cannot be freely sold for legal reasons; (ii) fixed time deposits subject to withdrawal penalties having a maturity of more than seven days; (iii) repurchase agreements maturing or subject to put in more than seven days; and (iv) investments which are not readily marketable. The Fund’s investment policy establishes certain restrictions on investments and limitations on portfolio composition.

The Fund’s investment policy provides that no more than 35% of its total assets may be invested in commercial paper, and no more than 5% of its total assets may be invested in commercial paper of any single issuer. The Fund’s investment portfolio at June 30, 2008 included the following issuers which individually represented greater than 5% of the Fund’s total assets:

Percentage
Issuer	of Portfolio
Deutsche Bank	5.1%
Federal Home Loan Bank	14.4%

Interest Rate Risk

The Fund’s investment policy limits its exposure to market value fluctuations due to changes in interest rates by (1) requiring that the Fund maintain a dollar-weighted average maturity of not greater than ninety days; (2) requiring that any investment securities purchased by the Fund have remaining maturities of 397 or less; and (3) further limiting the remaining maturity of any commercial paper purchased by the Fund to 270 days or less.

The dollar-weighted average maturity of the Fund’s entire portfolio at June 30, 2008 was 43 days. The value and weighted average maturity of the types of investments in which the Fund was invested at June 30, 2008 are as follows:

		Weighted Average
Type of Investments	Fair Value	Maturity
Certificates of Deposit	$1,699,013,953	49 Days
Corporate Notes	176,615,250	45 Days
Commercial Paper	701,819,795	28 Days
U.S. Government Agency Bonds	311,123,612	84 Days
U.S. Government Discount Notes	568,319,596	37 Days
Repurchase Agreements	185,930,000	1 Day
Total	$3,642,822,206

The weighted average maturities shown above are calculated based on the stated maturity dates with the following exceptions: (1) floating or variable rate securities are assumed to have an effective maturity of the date upon which the security’s interest rate next resets; and (2) the effective maturity of callable securities is assumed to be its stated maturity unless the security had been called as of the reporting date, in which case the effective maturity would be assumed to be its called date.

14	SNAP Fund Annual Report | June 30, 2008

THE CCRF BOARD OF DIRECTORS, OFFICERS AND ADVISORY BOARD
(Unaudited)

Each member of the Board of Directors of CCRF was elected by CCRF’s shareholders. Under CCRF’s amended and restated bylaws, each of CCRF’s Directors will hold office until his successor is elected and qualified or until earlier resignation or removal. Vacancies of the Board of Directors may be filled by the remaining Board members subject to restrictions described in the Fund’s Prospectus and Statement of Additional Information.

The only fees CCRF pays to Directors who are “interested persons” or to any of CCRF’s officers are to Mr. Laine, CCRF’s President, who is the president and sole shareholder of the former Distributor of the Prime Portfolio and Federal Portfolio. Directors who are not “interested persons” of CCRF receive from CCRF an annual retainer of $5,000 plus $500 per meeting attended, and the Board chairman and committee chairman receive an additional annual retainer of $1,000. For the year ended June 30, 2008, such fees totaled $31,000. The Independent Directors are responsible for the nomination of any individual to serve as an Independent Director. Advisory Board Members receive no compensation from CCRF.

The following table sets forth information about CCRF’s Officers, Directors and Advisory Board Members.

Name, Position Held with CCRF,	Principal Occupation(s) During the Past Five Years (Number of Portfolios
(Served Since), Birthyear, Other	in Fund Complex Overseen by Director/ Officer)
Directorships Held

INDEPENDENT DIRECTORS

Giles Dodd	Retired; Former Director of Finance, City of Greenville, South Carolina,
Director (1996)	1993 to 1996; Former Director of Finance/Assistant City Manager, City of
Birthyear: 1926	Virginia Beach; Past President, Virginia Government Finance Officers
Other directorships: None	Association; (3)

Robert J. Fagg, Jr.	Retired; Former Director of the Annual Giving Program, Virginia
Director (1986)	Commonwealth University, 1981 to 1998; Development Officer, 1974 to
Birthyear: 1940	1981; (3)
Other directorships: None

Robert R. Sedivy	Retired, 2008; Vice President-Finance and Treasurer, Collegiate School,
Director (1996)	Richmond, Virginia, 1988 to 2008; Past President, Virginia Association of
Birthyear: 1946	Independent Schools Financial Officers Group; (3)
Other directorships: None

SNAP Fund Annual Report | June 30, 2008	15

Name, Position Held with CCRF,	Principal Occupation(s) During the Past Five Years (Number of Portfolios
(Served Since), Birthyear, Other	in Fund Complex Overseen by Advisory Board Member)
Directorships Held

OFFICERS AND AFFILIATED DIRECTORS

Jeffrey A. Laine	President, Commonwealth Financial Group, Inc., 1994 to present;
Director, President & Treasurer (1986)	President, Laine Financial Group, Inc., (an investment advisory firm) 1992
Birthyear: 1957	to present; (10)
Other directorships: None

Martin P. Margolis	President, PFM Asset Management LLC, 2001 to present; President, PFM
Director & Vice President (1996)	Fund Distributors, Inc., 2001 to present; Managing Director, Public
Birthyear: 1944	Financial Management, Inc., (a financial advisory firm) 1986 to present;
Other directorships: None	(10)

Jennifer L. Scheffel, Esq.	Senior Managing Consultant, PFM Asset Management LLC, 2004 to
Secretary & Chief	present; Assistant Vice President, Ambac Financial Group, Inc., 2004;
Compliance Officer (2005)	Assistant Vice President, Chief Compliance Officer, Cadre Financial
Birthyear: 1972	Services, Inc., 2002 to 2004; (10)
Other directorships: None

Debra J. Goodnight	Secretary, PFM Asset Management LLC, 2001 to present; Secretary and
Assistant Treasurer (2007)	Treasurer, PFM Fund Distributors, Inc., 2001 to present; Managing Director,
Birthyear: 1955	Public Financial Management, Inc., 1991 to present; (10)
Other directorships: None

Daniel R. Hess	Senior Managing Consultant, PFM Asset Management LLC, 2001 to
Assistant Secretary (2007)	present; (10)
Birthyear: 1974
Other directorships: None

ADVISORY BOARD MEMBERS

Richard A. Cordle, Master	Treasurer, Chesterfield County, Virginia, 1991 to present; (3)
Government Treasurer
Advisory Board Member (2006)
Birthyear: 1955
Other directorships: None

Larry W. Davenport	Director of Finance, Hampton Roads Transit, Virginia, 2004 to present;
Advisory Board Member (1995)	Director of Finance, Southeastern Public Service Authority, Virginia,
Birthyear: 1946	1998 to 2004; (3)
Other directorships: None

Ann Davis, Master	Treasurer, City of Williamsburg / James City County, Virginia,
Government Treasurer	1998 to present; (3)
Advisory Board Member (2006)
Birthyear: 1946
Other directorships: None

Richard A. Davis	Public Finance Manager, Virginia Department of Treasury, 1997 to present;
Advisory Board Member (2006)	(3)
Birthyear: 1945
Other directorships: None

Christopher Martino	Director of Finance, Prince William County, Virginia, 1996 to present;
Advisory Board Member (1996)	Certified Public Accountant, Member of the Government Finance Officers
Birthyear: 1956	Association. (3)
Other directorships: None

16	SNAP Fund Annual Report | June 30, 2008

The Board has established an Audit Committee, which consists of all of the Independent Directors, and which operates in accordance with the Committee’s charter. The Audit Committee is designed to: oversee the accounting and financial reporting policies and practices and internal controls of CCRF and, as appropriate, the internal controls of certain service providers to CCRF; oversee the quality and objectivity of CCRF’s financial statements and the independent audit thereof; act as a liaison between CCRF’s independent auditors and the full Board; and undertake such other functions as the Board may deem appropriate from time to time. Prior to the establishment of the Audit Committee, these responsibilities were undertaken directly by the Board. The Audit Committee met twice during the year ended June 30, 2008.

The mailing address of Mr. Laine and each Independent Director and Advisory Board Member is 4350 North Fairfax Drive, Suite 580, Arlington, Virginia 22203. The mailing address of Mr. Margolis, Ms. Goodnight and Mr. Hess is One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101. The mailing address of Ms. Scheffel is Airport Corporate Center, One Corporate Drive, Suite 101, Bohemia, NY 11716.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Officers, Directors and Advisory Board Members, and is available, without charge, upon request by calling (800) 338-3383.

SNAP Fund Annual Report | June 30, 2008	17

VIRGINIA TREASURY BOARD AND
SNAP PROGRAM ADVISORY BOARD (Unaudited)

The SNAP Program Investment Manager has appointed an Advisory Board of local government officials to provide consultation and advice to the Program. Members of the SNAP Advisory Board do not serve on the Virginia Treasury Board and do not serve as directors or officers of CCRF, but may be employees of Virginia governmental entities that participate in the SNAP Program or invest in CCRF. SNAP Advisory Board members receive no compensation for their services on the SNAP Advisory Board and do not have authority to bind the Virginia Treasury Board, the SNAP Program or the Fund.

Commonwealth of	SNAP® Program Advisory Board
Virginia Treasury Board
J. Braxton Powell, Chair	John T. Atkinson	Fred W. Parker
David A. Von Moll	Sheryl Bailey	Larry K. Pritchett
Janie Bowen	Barbara O. Carraway	Terry S. Stone
Kenneth N. Daniels	Richard A. Cordle	John H. Tuohy
K. David Boyer, Jr.	John J. Cusimano	Ronald H.Williams
Douglas W. Densmore	Francis X. O’Leary	Rodney Oliver
Robert C. Goodman, Jr.	C. William Orndoff, Jr.

18	SNAP Fund Annual Report | June 30, 2008

INFORMATION ABOUT THE FUND’S EXPENSES (Unaudited)

As a shareholder of the Fund, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other fund expenses. The Fund does not charge their shareholders transaction-based fees or distribution fees; however, as with all mutual funds, the Fund does incur operating expenses. So when invested in the Fund, you will incur ongoing costs, including management fees and other operating expenses of the Fund.

The example in the table that follows is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2008. This example illustrates the Fund’s expenses in two ways:

Actual Returns and Expenses The first section of the table below provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line under the heading titled “Expenses Paid per $1,000 During Period” to estimate the expenses you paid on your account with the Fund during this period.

Hypothetical 5% Returns and Actual Expenses The second section of the table below is intended to help you compare the Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Fund’s actual rate of return, but is useful in making comparisons of the costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical cost with the 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.

SNAP Fund Annual Report | June 30, 2008	19

Expenses and Value of a $1,000 Investment in the SNAP Fund
for the Six Months Ended June 30, 2008
	Beginning		Expenses
	Account Value	Ending	Paid Per $1,000
	January 1,	Account Value	During
	2008	June 30, 2008	Period*
Based on Actual SNAP Fund
Expenses and Returns	$1,000.00	$1,017.90	$0.42
Based on Actual SNAP Fund Expenses
and a Hypothetical 5% Return	$1,000.00	$1,024.45	$0.42
* Expenses are equal to the SNAP Fund’s annualized expense ratio of 0.08% multiplied by the average account value over the period, multiplied by 182 days in the most recent fiscal half-year divided by 366.

Please note that the expenses shown in the table above are meant to highlight your ongoing costs only and do not reflect any transactional costs. The “Expenses Paid per $1,000 During Period” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the SNAP Fund does not charge their shareholders transaction-based fees or distribution fees; however other funds to which the Fund is compared may charge such fees. If transactional-based or distribution fees were included in the 5% hypothetical example below, the overall costs of investing would be higher.

20	SNAP Fund Annual Report | June 30, 2008

OTHER FUND INFORMATION (Unaudited)

Board Consideration of Portfolios’ Investment Advisory Agreement

At a meeting held on April 29, 2008, the Board of Directors, including a majority of directors who are not “interested persons,” as defined by the 1940 Act, of the Fund (“Independent Directors”), approved the renewal of the Investment Advisory Agreements between the Fund and PFM. In making its decision, the Board considered information furnished throughout the year in connection with regular Board meetings, as well as information prepared specifically for purposes of determining whether to renew the Fund’s Investment Advisory Agreement.

In considering such materials, the Independent Directors received assistance and advice from and met separately with independent counsel. Although the Board considered the Investment Advisory Agreement for the Fund and the Prime Portfolio and Federal Portfolio at the same Board meeting, information was provided and considered by the Board for the Fund and each Portfolio individually. In approving the continuance of the Investment Advisory Agreement for the Fund, the Board, including a majority of Independent Directors, determined that the existing advisory fee structure for the Fund was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished and no single factor reviewed and discussed by the Board was identified as the principal factor in determining whether to approve the continuation of the Fund’s Investment Advisory Agreement, the following discusses the primary factors relevant to the Board’s deliberations and determinations, including those relating to the selection of the investment adviser and the approval of the advisory fees.

Nature, Extent and Quality of Services The Board considered the services provided by PFM to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered PFM’s research and portfolio management capabilities, administrative and compliance infrastructure (including technology and operational support), and PFM’s ability to monitor the administrative, transfer agency and other functions performed for the Fund. The Board noted its overall satisfaction with the nature, quality and extent of services provided by PFM and concluded that the Fund was receiving all services required to be provided by PFM under the Investment Advisory Agreement and that such services were of high quality.

Comparative Fees and Expenses The Board considered the fees and expenses of the Fund compared to those of similar accounts, funds and portfolios, including the Prime and Federal Portfolios. In reviewing this information, the Board noted that the fee and expense information provided reflected actual fees charged without the voluntary waiver of expenses by PFM. It was noted that, as of March 31, 2008, the effective total expense ratios for the Fund were .08% of net assets. The Board noted that the management fees and total expenses of the Fund are among the lowest of its

SNAP Fund Annual Report | June 30, 2008	21

peer groups. The Board determined that the fees and expense ratios of the Fund are fair, among the lowest charged by PFM to its advisory clients, and within the range of the fees and expense ratios of similar funds and portfolios.

Investment Performance The Board considered the investment performance of PFM and the Fund. The Board noted that since inception and one-year period returns through March 31, 2008 for the Fund were 4.31% and 5.09%, respectively. The Board reviewed and discussed this performance information and reviewed the performance of the Fund relative to that of comparable funds and portfolios, including other accounts and funds managed by PFM. The Board concluded that the performance of the Fund compared favorably with the performance of similar accounts, funds and portfolios.

Economies of Scale With regard to economies of scale, the Board noted that economies of scale are realized when a fund’s assets increase significantly. The Board determined that current fee levels appropriately reflect these economies realized by PFM.

Profitability to Adviser The Board reviewed a profitability analysis which contained information relating to the costs and profits realized by PFM and its affiliates resulting from PFM’s relationship with the Fund for the one-year periods ended December 31, 2007, 2006 and 2005. The Board reviewed and discussed the information contained therein, including the dollar amounts of the expenses allocated to different products and profits realized by PFM. The Board concluded that PFM had not received any significant indirect benefits from its relationship with the Fund. After reviewing the information in the profitability analysis, the Board determined that the profitability amount indicated therein was not so disproportionately large as to bear no reasonable relationship to the services rendered and also determined that, given the overall performance of the Fund and superior service levels, the current profitability of PFM resulting from its relationship with the Fund was not excessive.

Experience and Qualifications The Board also reviewed and discussed the experience and qualifications of key personnel of PFM and reviewed biographical information regarding such personnel. The Board reviewed financial information and other information concerning PFM’s services and compliance. The Board noted its satisfaction with the services provided by PFM, the quality of the personnel of PFM who service the Fund and the responsiveness of PFM’s personnel in general.

22	SNAP Fund Annual Report | June 30, 2008

Page left intentionally blank.

Page left intentionally blank.

Investment Adviser
PFM Asset Management LLC
One Keystone Plaza
Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Distributor
PFM Fund Distributors, Inc.
One Keystone Plaza
Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Custodian
U.S. Bank, N.A.
60 Livingston Avenue
St. Paul, Minnesota 55107

Depository Bank
Wachovia Bank, N.A.
1021 East Cary Street
Richmond, Virginia 23219

Administrator and
Transfer Agent
PFM Asset Management LLC
One Keystone Plaza
Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Independent Registered Public
Accounting Firm
Ernst & Young LLP
Two Commerce Square, Suite 4000
2001 Market Street
Philadelphia, Pennsylvania 19103
Commonwealth Cash Reserve Fund, Inc.
4350 North Fairfax Drive, Suite 580	Legal Counsel
Arlington, Virginia 22203	Schulte Roth & Zabel LLP
1-800-570-SNAP	919 Third Avenue
2122• 7/08	New York, NY 10022

Item 2. Code of Ethics.

THE REGISTRANT HAS A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT’S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. ON JANUARY 31, 2008, THIS CODE OF ETHICS WAS AMENDED TO MAKE CERTAIN TECHNICAL, NON-MATERIAL CHANGES. SPECIFICALLY, REFERENCE TO TRUSTEES WAS REMOVED AND REPLACED WITH REFERENCE TO DIRECTORS. THE CODE OF ETHICS AS SO AMENDED IS ATTACHED AS EXHIBIT 99.CODEOFETHICS TO THIS FORM N-CSR.

DURING THE YEAR ENDED JUNE 30, 2008, THERE WERE NO WAIVERS GRANTED FROM ANY PROVISION OF THE REGISTRANT’S CODE OF ETHICS.

Item 3. Audit Committee Financial Expert.

THE REGISTRANT’S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT DOES NOT HAVE AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE. THE REGISTRANT’S BOARD OF DIRECTORS BELIEVES THAT THE MEMBERS OF THE AUDIT COMMITTEE ARE FINANCIALLY LITERATE AND HAVE THE FINANCIAL KNOWLEDGE AND EXPERTISE NECESSARY TO UNDERSTAND THE FINANCIAL STATEMENTS AND OPERATIONS OF A REGISTERED INVESTMENT COMPANY THAT INVESTS EXCLUSIVELY IN SECURITIES ELIGIBLE FOR PURCHASE UNDER RULE 2a-7 OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE “1940 ACT”). IN ADDITION, EACH OF THE MEMBERS OF THE REGISTRANT’S AUDIT COMMITTEE HAS SERVED IN SUCH CAPACITY FOR AT LEAST THE LAST NINE YEARS AND ARE FAMILIAR WITH THE OPERATIONS OF A MONEY MARKET FUND.

Item 4. Principal Accountant Fees and Services.

THE AGGREGATE FEES BILLED IN EACH OF THE LAST TWO FISCAL YEARS BY THE REGISTRANTS PRINCIPAL ACCOUNTANT FOR AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES ARE AS FOLLOWS:

	FISCAL YEAR	FISCAL YEAR
	ENDED	ENDED
	6/30/08	6/30/07

(a) AUDIT FEES:	$46,900	$43,800

(b) AUDIT-RELATED FEES:	$0	$0

(c) TAX FEES:	$0	$0

(d) ALL OTHER FEES:	$0	$0

(e) (1) THE REGISTRANT’S AUDIT COMMITTEE OPERATES PURSUANT TO AN AUDIT COMMITTEE CHARTER (THE “CHARTER”) WHICH WAS APPROVED BY THE REGISTRANT’S BOARD OF DIRECTORS ON JULY 31, 2003. INCLUDED IN THE CHARTER ARE REQUIREMENTS THAT THE AUDIT COMMITTEE REVIEW AND APPROVE IN ADVANCE ANY PROPOSAL THAT THE REGISTRANT EMPLOY ITS AUDITOR TO RENDER “PERMISSIBLE NON-AUDIT SERVICES” (AS THAT TERM IS DESCRIBED BY RULE 2-01(C)(4) OF REGULATION S-X) TO THE REGISTRANT. THE CHARTER ALSO REQUIRES THAT THE AUDIT COMMITTEE REVIEW AND APPROVE IN ADVANCE ANY PROPOSAL THAT ANY “SERVICE ORGANIZATION,” AS SUCH TERM IS DEFINED IN THE CHARTER, THAT PROVIDES ONGOING INVESTMENT ADVISORY OR DISTRIBUTION SERVICES TO THE REGISTRANT, EMPLOY THE REGISTRANT’S AUDITOR TO RENDER NON-AUDIT SERVICES, IF SUCH ENGAGEMENT WOULD RELATE DIRECTLY TO THE OPERATIONS AND FINANCIAL REPORTING OF THE REGISTRANT, TO DETERMINE WHETHER THE PROVISION OF SUCH SERVICES IS CONSISTENT WITH THE AUDITOR’S INDEPENDENCE.

THE CHARTER SPECIFIES THAT, NOTWITHSTANDING THE ABOVE REQUIREMENTS, PRE-APPROVAL BY THE AUDIT COMMITTEE OF NON-AUDIT SERVICES IS NOT REQUIRED SO LONG AS:

(1) WITH RESPECT TO THE REGISTRANT, THE AGGREGATE AMOUNT OF ALL SUCH PERMISSIBLE NON-AUDIT SERVICES PROVIDED TO THE REGISTRANT CONSTITUTES NO MORE THAN 5% OF THE TOTAL AMOUNT OF REVENUES PAID TO THE AUDITOR BY THE REGISTRANT DURING THE FISCAL YEAR IN WHICH THE SERVICES ARE PROVIDED.

(2) WITH RESPECT TO ANY SERVICE ORGANIZATION THAT PROVIDES ONGOING INVESTMENT ADVISORY OR DISTRIBUTION SERVICES TO THE REGISTRANT, THE AGGREGATE AMOUNT OF ALL SUCH NON-AUDIT SERVICES PROVIDED CONSTITUTES NO MORE THAN 5% OF THE TOTAL AMOUNT OF REVENUES (OF THE TYPE THAT WOULD HAVE TO BE PRE-APPROVED BY THE AUDIT COMMITTEE) PAID TO THE AUDITOR BY THE REGISTRANT AND SUCH ORGANIZATIONS IN THE AGGREGATE DURING THE FISCAL YEAR IN WHICH THE SERVICES ARE PROVIDED.

(3) SUCH SERVICES WERE NOT RECOGNIZED BY THE REGISTRANT AT THE TIME OF THE ENGAGEMENT TO BE NON-AUDIT SERVICES; AND

(4) SUCH SERVICES ARE PROMPTLY BROUGHT TO THE ATTENTION OF THE AUDIT COMMITTEE AND APPROVED PRIOR TO THE COMPLETION OF THE AUDIT BY THE AUDIT COMMITTEE.

(e) (2) NOT APPLICABLE; THERE WERE NO SUCH SERVICES PROVIDED.

(f) NOT APPLICABLE; THERE WERE NO SUCH SERVICES PROVIDED BY PERSONS OTHER THAN THE REGISTRANT’S PRINCIPAL ACCOUNTANT’S FULL-TIME EMPLOYEES.

(g) NOT APPLICABLE; THERE WERE NO SUCH FEES BILLED OR SERVICES RENDERED.

(h) NOT APPLICABLE; THERE WERE NO SUCH FEES BILLED OR SERVICES RENDERED.

Item 5. Audit Committee of Listed Registrants

NOT APPLICABLE; THE REGISTRANT IS NOT A LISTED ISSUER AS DEFINED IN RULE 10A-3 UNDER THE SECURITIES EXCHANGE ACT OF 1934.

Item 6. Schedule of Investments

NOT APPLICABLE; THE REGISTRANT’S SCHEDULES OF INVESTMENTS ARE INCLUDED IN THE REGISTRANT’S ANNUAL REPORTS TO SHAREHOLDERS, INCLUDED IN ITEM 1 OF THIS FILING.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 10. Submission of Matters to a Vote of Security Holders.

THERE HAVE BEEN NO MATERIAL CHANGES TO THE PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT’S BOARD OF DIRECTORS.

Item 11. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE 1940 ACT) ARE EFFECTIVE BASED ON HIS EVALUATION OF THESE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(b) THERE WERE NO SIGNIFICANT CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 12. Exhibits.

(a) (1) THE REGISTRANTS CODE OF ETHICS FORMALLY ADOPTED APRIL 27, 2004 AND MOST RECENTLY AMENDED JANUARY 31, 2008 IS ATTACHED HERETO AS EXHIBIT 99.CODEOFETHICS.

(a)(2) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(a) OF THE 1940 ACT ARE ATTACHED HERETO AS EXHIBIT 99.CERT.

(a)(3) NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

(b) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(b) OF THE 1940 ACT ARE ATTACHED AS EXHIBIT 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Commonwealth Cash Reserve Fund, Inc.

By (Signature and Title)*  /s/ Jeffrey A. Laine
Jeffrey A. Laine, President

Date  9/8/2008 .

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey A. Laine       .
Jeffrey A. Laine, President  .

Date  9/8/2008 .

By (Signature and Title)*    /s/ Jeffrey A. Laine       .
Jeffrey A. Laine, Treasurer  .

Date  9/8/2008 .

* Print the name and title of each signing officer under his or her signature.